INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Israeli corporate tax rate		26.50%	26.50%	25.00%
Israeli corporate tax rate for next fiscal year		25.00%
Tax payment withheld		$ 390	$ 360	$ 500
U.S. income state and local taxes rate (as a percent)		35.00%
Milestone payments received	$ 7,800	$ 7,800	$ 7,200
Upfront payment received				$ 10,000
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		178,843
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 12,498
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward		Dec. 31, 2020
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward		Dec. 31, 2032